Derivative financial instruments - Reconciliation of movement of reserves (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2021		Dec. 31, 2020	Dec. 31, 2019
Reconciliation of hedging reserve
Reserve of cash flow hedges, beginning of period	£ 1,575		£ 1,002
Currency translation movements	(7)		50
Hedging gains/(losses) for the year	(2,273)		1,249
Amounts reclassified in relation to cash flows affecting profit or loss	(1,173)	[1]	(510)	£ (277)
Tax	1,025	[1]	(216)	(105)
Reserve of cash flow hedges, end of period	(853)		1,575	1,002
Reconciliation of currency translation reserve [Roll Forward]
Currency translation reserve, beginning of period	2,871		3,344
Currency translation movements	(139)		(743)
Hedging gains/(losses) for the year	(18)		266
Amounts reclassified in relation to cash flows affecting profit or loss	26		4
Tax	0		0
Currency translation reserve, end of period	£ 2,740		£ 2,871	£ 3,344

[1]	2021 financial metrics have been restated to reflect the over-issuance of securities under BBPLC's 2019 F-3. See Restatement of financial statements (Note 1a) on page 228 for further details